Share capital (Tables)	6 Months Ended
Jun. 30, 2022
Share capital.
Schedule of share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2021	32,848,635	(5,729,861)	27,118,774
Issue of shares – capital increase	16,424,317	(9,524,317)	6,900,000
Settlement of supplier invoices	—	80,306	80,306
Net purchase of treasury shares under liquidity agreement	—	(19,448)	(19,448)
Other net sale of treasury shares	—	39,940	39,940
Balance as of June 30, 2021	49,272,952	(15,153,380)	34,119,572

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2022	49,272,952	(11,374,803)	37,898,149
Issue of shares – capital increase	16,000,000	(16,000,000)	—
Net purchase of treasury shares under liquidity agreement	—	(21,949)	(21,949)
Balance as of June 30, 2022	65,272,952	(27,396,752)	37,876,200